Preferred Stock	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Planet Labs Inc [Member]
Preferred Stock Outstanding [Line Items]
Preferred Stock
9.	Preferred Stock
The Company has authorized 105,000,000 shares of preferred stock at October 31, 2021 and January 31, 2021.
Convertible preferred stock (“preferred stock”) outstanding at October 31, 2021 and January 31, 2021, consists of the following (in thousands except for shares and per share amounts):

Series	Shares Authorized	Shares Issued and Outstanding	Per Share Liquidation Preference	Aggregate Liquidation Preference	Proceeds Net of Issuance Costs
A	30,000,000	26,072,555	$0.79	$20,522	$13,218
B	15,000,000	10,314,505	$5.03	51,883	51,792
C	14,436,335	13,756,905	$9.20	126,549	126,232
C prime	5,563,665	4,024,175	$11.04	44,422	44,422
D	40,000,000	31,514,850	$14.38	453,039	178,384

	105,000,000	85,682,990		$696,415	$414,048

10.	Preferred Stock
The Company has authorized 105,000,000 shares of preferred stock at January 31, 2021 and 2020.
Convertible preferred stock (“
preferred stock
”) outstanding at January 31, 2021 and 2020, consists of the following (in thousands, except for shares and per share amounts):

Series	Shares Authorized	Shares Issued and Outstanding	Per Share Liquidation Preference	Aggregate Liquidation Preference	Proceeds Net of Issuance Costs
A	30,000,000	26,072,555	$0.7871	$20,522	$13,218
B	15,000,000	10,314,505	5.0301	51,883	51,792
C	14,436,335	13,756,905	9.1989	126,549	126,232
C prime	5,563,665	4,024,175	11.0387	44,422	44,422
D	40,000,000	31,514,850	14.3754	453,039	178,384

	105,000,000	85,682,990		$696,415	$414,048

The rights, preferences, and privileges of the preferred stock are as follows:
Voting
The holders of preferred stock are entitled to vote on all matters on which common stockholders are entitled to vote. Holders of preferred stock and common stock vote together as a single class, not as separate classes. Each holder of preferred stock is entitled to the number of votes equal to the number of common stock shares into which the shares held by such holder are convertible.
Dividends
The holders of shares of Series A, B, C, C prime and D preferred stock are entitled to receive dividends at the rates of $0.062970, $0.402405, $0.735914, $0.883096 and $1.150035 per annum for each share of preferred stock, respectively. Such dividends are payable when and if declared by the Board of Directors, and are noncumulative.
The holders of Series D preferred stock shall be entitled to receive dividends prior to and in preference to any payment of any dividend on Series C prime and C preferred stock, Series B preferred stock, Series A preferred stock and on common stock.
The holders of Series C prime and C preferred stock shall be entitled to receive dividends prior to and in preference to any payment of any dividend on Series B preferred stock, Series A preferred stock and common stock. Series B preferred stock shall be entitled to receive dividends prior to and in preference to any payment of any dividend on Series A preferred stock and common stock. Series A preferred stock shall be entitled to receive dividends prior to and in preference to any payment of any dividend on common stock.
After payment of dividends to the holders of the Series A and B preferred stock, any additional dividends shall be distributed among the holders of common stock pro rata based on the number of shares of common stock then held by each holder (assuming conversion of all preferred stock into common stock). No dividends have been declared by the Board of Directors from inception through January 31, 2021.
Conversion
Each share of preferred stock is convertible, at the option of the holder, at any time after the date of issuance of such share, into such number of fully paid and nonassessable shares of Class A Common Stock as is determined by dividing the applicable original issue price by the conversion price applicable to such share in effect on the date the certificate is surrendered for conversion. The conversion price per share for the shares of Series A, B, C, C prime and D preferred stock shall initially be $0.7871, $5.0301, $9.1989, $11.0387 and $14.3754 per share. Each such conversion price may be subject to adjustment.
Each share of preferred stock shall automatically be converted into shares of Class A Common Stock at the then effective conversion price applicable for such share immediately prior to the closing of the sale of the Company’s Common Stock to the public in a firm commitment, underwritten public offering registered under the Securities Act of 1933, as amended (the “
Securities Act
”), other than a registration relating solely to a transaction under Rule 145 under the Securities Act (or any successor thereto) or to an employee benefit plan of the Company, at a price per share to the public of not less than $14.3754 (as adjusted for any stock dividends, stock splits, stock combinations, recapitalizations, or similar events with respect to such shares) that results in gross offering proceeds (before deduction of the underwriters’ discounts and expenses) to the Company of not less than $150 million whereby the Common Stock is listed on the New York Stock Exchange, Nasdaq Stock Market, or American Stock Exchange (or any successor exchanges thereto).
Redemption
The shares of preferred stock are not redeemable at the option of the holders.
Specifically, certain holders of preferred stock are entitled to elect (subject to specified ownership conditions outlined in the Company’s articles of incorporation) in aggregate four directors (the “
Preferred Directors
”). The holders of the majority of the voting power of the Company’s Common Stock are entitled to elect four directors (the “
Common Directors
”) and of those Common Directors, the Company’s founders are entitled to appoint two in the aggregate (the “
Founder Common Directors
”). A majority of Common Directors and a majority of the Preferred Directors are entitled to elect the remaining director (the “
Independent Remaining Director
”).
As described above, each holder of shares of Class B Common Stock, which are held by the Company’s founders, is entitled to 10 votes for each share of Class B Common Stock. The holders of Class A Common Stock and Class B Common Stock vote together on all decisions to be made by the holders of Common Stock. The combined voting power of the Company’s founders provide the founders with the ability to appoint the two remaining Common Directors.
As of January 31, 2021, the Company’s Board of Directors is comprised of seven directors, including three Preferred Directors, three Common Directors (including the two Founder Common Directors) and one Independent Director. Every member of the Board of Directors is entitled to one vote on matters, however, the two Founder Common Directors are entitled to two votes. The Company’s founders control five out of nine votes and control the actions of the Company’s Board of Directors.

Liquidation
In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of Series D, C prime and C preferred stock will receive, in preference to the holders of Series B, then to the holders of Series A, and last to the common stock holders an amount per share equal to the combined issuance costs of $14.3754, $11.0387 and $9.1989 per share, plus any accrued but unpaid dividends, respectively. After payment of the liquidation preference to the holders of Series D, C prime and C preferred stock, the holders of Series B preferred stock will receive, in preference to the holders of Series A preferred stock and holders of common stock, an amount per share equal to the original issue price of $5.0301 per share, plus any accrued but unpaid dividends. After payment of the liquidation preference to the holders of Series D, C prime, C and B preferred stock, the holders of Series A preferred stock will receive, in preference to the holders of common stock, an amount per share equal to the original issue price of $0.7871 per share, plus any accrued but unpaid dividends. After payment of the liquidation preference to holders of Series D, C prime, C, B and A preferred stock, the remaining assets of the Company are available for distribution on a pro rata basis to the holders of Series A common stock, on an as if converted basis. To the extent that holders of the Series D, C prime, C, B and A preferred stock have received an aggregate of $14.3754 , $11.0387, $9.1989 , $5.0301 and $0.7871 per share, respectively, plus any accrued but unpaid dividends, any remaining assets will be distributed solely to the holders of common stock.